Condensed Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 3,360,102	$ 7,200,969
Interest-bearing deposits in other financial institutions	38,303,303	19,373,113
Cash and cash equivalents	41,663,405	26,574,082
Interest-bearing deposits		5,587,654
Available-for-sale securities	101,980,644	81,064,878
Held-to-maturity securities	181,042	218,571
Stock in Federal Home Loan Bank, at cost	3,805,500	3,846,900
Mortgage loans held for sale	2,843,757	3,702,849
Loans receivable, net of allowance for loan losses of December 31, 2012 and 2011 - $8,740,325 and $10,613,145, respectively	465,531,973	478,960,736
Accrued interest receivable:
Loans	1,674,814	1,752,786
Investments and interest-bearing deposits	380,555	386,534
Prepaid expenses and other assets	6,228,173	7,116,067
Prepaid FDIC deposit insurance premiums	1,438,636	2,089,076
Foreclosed assets held for sale	4,529,727	10,012,035
Premises and equipment	11,286,410	11,423,822
Bank owned life insurance	13,657,480	10,770,887
Income taxes receivable	910,174	512,666
Deferred income taxes	4,319,928	4,486,315
	660,432,218	648,505,858
LIABILITIES
Deposits	500,014,715	484,583,665
Federal Home Loan Bank advances	68,050,000	68,050,000
Securities sold under agreements to repurchase	25,000,000	25,000,000
Subordinated debentures	15,465,000	15,465,000
Advances from borrowers for taxes and insurance	152,867	156,509
Accrued expenses and other liabilities	481,382	496,956
Accrued interest payable	399,684	518,881
	609,563,648	594,271,011
COMMITMENTS AND CONTINGENCIES
Capital Stock:
Series A preferred stock, $0.01 par value; authorized 2,000,000 shares; issued and outstanding December 31, 2012 and 2011 - 12,000 and 17,000 shares, respectively	11,789,276	16,425,912
Common stock, $0.10 par value; authorized 10,000,000 shares; issued December 31, 2012 and 2011 - 6,781,803 and 6,779,800 shares, respectively	678,180	677,980
Common stock warrants; December 31, 2012 and 2011 - 459,459 shares	1,377,811	1,377,811
Additional paid-in capital	58,267,529	58,333,614
Unearned ESOP shares		(204,930)
Retained earnings, substantially restricted	39,324,292	38,456,991
Accumulated other comprehensive income
Unrealized appreciation on available-for-sale securities, et of income taxes; December 31, 2012 and 2011 - $470,326 and $464,723, respectively	800,826	791,285
	112,237,914	115,858,663
Treasury stock, at cost; December 31, 2012 and December 31, 2011 - 4,056,862 and 4,072,156 shares, respectively	(61,369,344)	(61,623,816)
	50,868,570	54,234,847
	$ 660,432,218	$ 648,505,858